Equity Method Investments and Variable Interest Entities (Contract Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Accounts receivable, net of allowance for doubtful accounts	$ 899	$ 938
Contract assets	178	215
Contract liabilities	356	484
Transactions with Related Parties
Schedule of Equity Method Investments [Line Items]
Accounts receivable, net of allowance for doubtful accounts	83	74
Contract assets	2	2
Contract liabilities	$ 53	$ 33